Share Based Payments (Details)					1 Months Ended			12 Months Ended
	Nov. 27, 2025 shares	Sep. 30, 2025 $ / shares	Mar. 31, 2025 $ / shares shares	May 01, 2024 $ / shares	Sep. 30, 2025 shares	Mar. 31, 2025 shares	Apr. 30, 2024 shares	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)
2024 Equity Incentive Plan [Member]
Share Based Payments [Line Items]
Vested employees							11
Exercise price (in Dollars per share) | $ / shares				$ 0.5911
Share-based compensation (in Dollars) | $									$ 1,773,300
2024 Equity Incentive Plan [Member] | Class A Ordinary Shares [Member]
Share Based Payments [Line Items]
Shares were granted							3,000,000
Equity Incentive Plan 2025 [Member]
Share Based Payments [Line Items]
Shares were granted	1,081,267
Vested employees	21		28			28
Exercise price (in Dollars per share) | $ / shares		$ 3.51	$ 0.1897
Share-based compensation (in Dollars) | $								$ 3,381,800
Equity Incentive Plan 2025 [Member] | Class A Ordinary Shares [Member]
Share Based Payments [Line Items]
Shares were granted					364,101	1,365,748
Exercise price (in Dollars per share) | $ / shares			$ 0.1897
Shares were vested			284,481
Equity Incentive Plan 2025 [Member] | Class B Ordinary Shares [Member]
Share Based Payments [Line Items]
Shares were granted					51,282	37,955
Shares were vested			37,955